Loans and Leases - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Contract TDRs	Dec. 31, 2012 SecurityLoan Contract TDRs	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, recorded investment, Non-accrual loans	$ 1,270,447	$ 3,550,640
Financing receivable, interest income lost on Non-accrual loans	84,793	216,468	353,340
Additional funds	5,711	0
Interest income recognized on impaired loans	1,265	0	0
Number of loan terms extended		1
TDR's in Accrual status	1	5
Troubled debt restructurings that subsequently defaulted		3
Unallocated [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings that subsequently defaulted	0
Maturity Date Extension And Interest Rate Reduction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance granted for the loan		82,037
Interest Payment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance granted for the loan		255,190
Rate Reduction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance granted for the loan		$ 2,430,920